COMBINED STATEMENTS OF PARTNERS’ CAPITAL (USD $) In Thousands, unless otherwise specified		Total		Limited Partners Common	Limited Partners Subordinated	General Partner	Predecessor Equity
Beginning Balance at Dec. 31, 2011	[1]	$ 283,939		$ 0	$ 0	$ 0	$ 283,939
Increase (Decrease) in Partners' Capital
Net income	[1]	110,216	[2]	16,345	19,423	791	73,657
Net contributions from EQT	[1]	286,213					286,213
Distributions paid	[1]	(10,193)					(10,193)
Non-cash distributions	[1]	(12,229)					(12,229)
Elimination of net current and deferred tax liabilities	[1]	143,587					143,587
Contribution of net assets to EQT Midstream Partners, LP	[1]	0		56,470	330,279	13,482	(400,231)
Issuance of common units to public, net of offering costs	[1]	276,780		276,780
Distribution of proceeds	[1]	(230,887)		(32,837)	(192,049)	(6,001)
Capital contribution	[1]	4,244		2,080	2,080	84
Equity-based compensation plans	[1]	535		535
Distributions to unitholders	[1]	(12,386)		(6,069)	(6,069)	(248)
Proceeds from equity offering, net of offering costs	[1]	276,780
Ending Balance at Dec. 31, 2012	[1]	839,819		313,304	153,664	8,108	364,743
Increase (Decrease) in Partners' Capital
Net income	[1]	189,791	[2]	58,673	41,978	2,927	86,213
Non-cash distributions	[1]	0
Elimination of net current and deferred tax liabilities	[1]	43,083					43,083
Capital contribution	[1]	3,132		1,705	1,363	64
Equity-based compensation plans	[1]	981		981
Distributions to unitholders	[1]	(66,176)		(37,774)	(26,877)	(1,525)
Net contributions from EQT	[1]	63,867					63,867
Pre-merger distributions to EQT	[1]	(31,390)					(31,390)
Proceeds from equity offering, net of offering costs	[1]	529,442		529,442
Sunrise and Jupiter net assets from EQT	[1]	(215,655)					(215,655)
Issuance of units	[1]	32,500		20,845		11,655
Purchase price in excess of net assets from EQT	[1]	(434,345)		(68,745)	(346,124)	(19,476)
Ending Balance at Dec. 31, 2013	[1]	955,049	[3]	818,431	(175,996)	1,753	310,861
Increase (Decrease) in Partners' Capital
Net income	[1]	266,500	[2]	136,992	59,925	15,705	53,878
Non-cash distributions	[1]	0
Elimination of net current and deferred tax liabilities	[1]	51,813					51,813
Capital contribution	[1]	500		338	152	10
Equity-based compensation plans	[1]	3,692		3,692
Distributions to unitholders	[1]	(119,628)		(75,328)	(35,026)	(9,274)
Net contributions from EQT	[1]	66,751					66,751
Proceeds from equity offering, net of offering costs	[1]	902,467		902,467
Sunrise and Jupiter net assets from EQT	[1]	(168,198)					(168,198)
Issuance of units	[1]	59,000		39,091		19,909
Purchase price in excess of net assets from EQT	[1]	(1,011,802)		(177,773)	(778,429)	(55,600)
Ending Balance at Dec. 31, 2014	[1]	$ 1,006,144	[3]	$ 1,647,910	$ (929,374)	$ (27,497)	$ 315,105

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[2]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.
[3]	Financial statements as of December 31, 2013 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. See Note 2.